PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Post-employment health care benefit cost - Actuarial Assumptions (Details) - Post-employment health care benefit cost	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	7.00%	6.75%	7.25%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%